UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2009
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            08/13/2009
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       76

Form 13f Information Table Value Total:                  19418701
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   259873  6862239 SH       Sole                  5670239           1192000
                                                            235229  6211477 SH       Defined 01            6211477
Berkshire Hathaway Inc. Class  COM              084670108   264060     2934 SH       Sole                     2429               505
                                                            257670     2863 SH       Defined 01               2863
CEMEX S.A.B. de C.V. ADR       COM              151290889   662336 70913958 SH       Sole                 59131383          11782575
                                                            375168 40167920 SH       Defined 01           40167920
Chesapeake Energy Corporation  COM              165167107   964409 48633816 SH       Sole                 41064022           7569794
                                                            507580 25596576 SH       Defined 01           25596576
Dell Inc.                      COM              24702R101  1449847 105597040 SH      Sole                 88364595          17232445
                                                            854006 62200036 SH       Defined 01           62200036
Diageo Plc - ADR               COM              25243Q205    21069   368013 SH       Sole                   368013
Dillard's Inc.                 COM              254067101     1398   152000 SH       Sole                                     152000
                                                             83267  9050748 SH       Defined 01            9050748
DineEquity Inc                 COM              254423106     7467   239400 SH       Sole                   127000            112400
                                                             92887  2978100 SH       Defined 01            2978100
DIRECTV Group Inc.             COM              25459L106   940564 38064101 SH       Sole                 32147821           5916280
                                                            512362 20735000 SH       Defined 01           20735000
Discovery Communications Inc.  COM              25470F104    12845   570614 SH       Sole                    43000            527614
Discovery Communications Serie COM              25470F302    78100  3804200 SH       Sole                  2352866           1451334
                                                             95013  4628000 SH       Defined 01            4628000
EBay Inc.                      COM              278642103      206    12000 SH       Sole                    12000
EnCana Corporation             COM              292505104    44201   893500 SH       Sole                   893500
                                                             32155   650000 SH       Defined 01             650000
Everest Re Group Ltd.          COM              G3223R108   262377  3666013 SH       Sole                  2991700            674313
                                                             95546  1335000 SH       Defined 01            1335000
Fair Isaac Corporation         COM              303250104     1577   102000 SH       Sole                                     102000
                                                            109401  7076400 SH       Defined 01            7076400
FedEx Corporation              COM              31428X106   214188  3850915 SH       Sole                  3285615            565300
                                                            163002  2930629 SH       Defined 01            2930629
Ingersoll-Rand Company Limited COM              G4776G101   718762 34390547 SH       Sole                 28292756           6097791
                                                             94656  4529000 SH       Defined 01            4529000
Level 3 Communications Inc.    COM              52729N100   357139 236515769 SH      Sole                192152353          44363416
                                                            293631 194457754 SH      Defined 01          194457754
Liberty Media Corp Entertainme COM              53071M500  1069823 40068275 SH       Sole                 33323396           6744879
                                                            544566 20395715 SH       Defined 01           20395715
Liberty Media Corporation Inte COM              53071M104   309779 61832146 SH       Sole                 50590855          11241291
                                                            191829 38289181 SH       Defined 01           38289181
Markel Corporation             COM              570535104    28545   101331 SH       Sole                    95100              6231
                                                             81130   288000 SH       Defined 01             288000
Marriott International Inc.    COM              571903202   335980 15223380 SH       Sole                 12129011           3094369
                                                            307017 13911047 SH       Defined 01           13911047
Pioneer Natural Resources Comp COM              723787107   255410 10016075 SH       Sole                  7808575           2207500
                                                            322886 12662200 SH       Defined 01           12662200
Potlatch Corporation           COM              737630103     1044    43000 SH       Sole                                      43000
                                                             70125  2887000 SH       Defined 01            2887000
Royal Philips Electronics ADR  COM              500472303   491165 26664786 SH       Sole                 22748802           3915984
                                                            133766  7262000 SH       Defined 01            7262000
Ruddick Corporation            COM              781258108     1150    49079 SH       Sole                                      49079
                                                             72808  3107459 SH       Defined 01            3107459
Service Corporation Internatio COM              817565104     1649   300900 SH       Sole                                     300900
                                                            103946 18968200 SH       Defined 01           18968200
Symantec Corporation           COM              871503108   498284 31982254 SH       Sole                 28878986           3103268
Telephone and Data Systems Inc COM              879433100    30690  1084448 SH       Sole                   969748            114700
                                                             43322  1530800 SH       Defined 01            1530800
Telephone and Data Systems Inc COM              879433860   184178  7094689 SH       Sole                  5519252           1575437
                                                            147095  5666200 SH       Defined 01            5666200
Texas Industries Inc.          COM              882491103     1709    54500 SH       Sole                                      54500
                                                             78842  2514100 SH       Defined 01            2514100
The First American Corporation COM              318522307     1736    67000 SH       Sole                                      67000
                                                             80140  3093000 SH       Defined 01            3093000
The Washington Post Company    COM              939640108    38846   110301 SH       Sole                   105115              5186
                                                            118986   337855 SH       Defined 01             337855
tw telecom inc.                COM              87311L104    71448  6950162 SH       Sole                  5510154           1440008
                                                            151452 14732670 SH       Defined 01           14732670
Walt Disney Company            COM              254687106   846258 36273369 SH       Sole                 29709084           6564285
                                                            397428 17035082 SH       Defined 01           17035082
Wendy's/Arby's Group Inc.      COM              950587105    96484 24121000 SH       Defined 01           24121000
Willis Group Holdings Limited  COM              G96655108    65611  2550000 SH       Sole                  2330000            220000
                                                            179698  6984000 SH       Defined 01            6984000
Worthington Industries Inc.    COM              981811102     1629   127400 SH       Sole                                     127400
                                                             84171  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101   549938 16494845 SH       Sole                 13763221           2731624
                                                            427316 12816930 SH       Defined 01           12816930
Fairfax Financial Holdings Lim COM              303901102   520059  2068394 SH       Sole                  1688309            380085
                                                            299574  1191472 SH       Defined 01            1191472
Level 3 Communications Inc. Co CONV             52729NBM1   119199 100062000 PRN     Defined 01          100062000
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